Investments - Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major categories of net investment income
Gross investment income (loss)	$ 3,052.7	$ 3,809.1	$ 3,484.7
Investment expenses	(200.4)	(175.4)	(159.8)
Net investment income (loss)	2,852.3	3,633.7	3,324.9
Fixed maturities | Available-for-sale
Major categories of net investment income
Gross investment income (loss)	1,734.4	2,483.8	2,469.0
Fixed maturities | Trading
Major categories of net investment income
Gross investment income (loss)	19.6	8.7	9.2
Equity securities
Major categories of net investment income
Gross investment income (loss)	(35.4)	1.7	3.3
Mortgage loans
Major categories of net investment income
Gross investment income (loss)	619.9	692.4	669.8
Real estate.
Major categories of net investment income
Gross investment income (loss)	276.2	194.4	180.8
Policy loans
Major categories of net investment income
Gross investment income (loss)	34.4	36.2	38.2
Cash and cash equivalents
Major categories of net investment income
Gross investment income (loss)	37.6	1.7	9.5
Derivatives
Major categories of net investment income
Gross investment income (loss)	171.3	28.2	(1.9)
Other investment types
Major categories of net investment income
Gross investment income (loss)	$ 194.7	$ 362.0	$ 106.8